Organization	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
Note 1 — Organization
Ocwen Financial Corporation (NYSE: OCN) (Ocwen, we, us and our) is a financial services holding company which, through its subsidiaries, is engaged in the servicing and origination of mortgage loans. Ocwen is headquartered in Atlanta, Georgia with offices throughout the United States (U.S.) and in the United States Virgin Islands (USVI) with support operations in India and the Philippines. Ocwen is a Florida corporation organized in February 1988.
Ocwen owns all of the common stock of its primary operating subsidiary, Ocwen Mortgage Servicing, Inc. (OMS), and directly or indirectly owns all of the outstanding stock of its other primary operating subsidiaries: Ocwen Loan Servicing, LLC (OLS), Ocwen Financial Solutions Private Limited, Homeward Residential, Inc. (Homeward), and Liberty Home Equity Solutions, Inc. (Liberty).
We perform primary and master servicer activities on behalf of investors and other servicers, including the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) (collectively, the GSEs), the Government National Mortgage Association (Ginnie Mae) and private-label securitizations (non-Agency). As primary servicer, we may be required to make certain payments of property taxes and insurance premiums, default and property maintenance payments, as well as advances of principal and interest payments before collecting them from borrowers. As master servicer, we collect mortgage payments from primary servicers and distribute the funds to investors in the mortgage-backed securities. To the extent the primary servicer does not advance the scheduled principal and interest, as master servicer we are responsible for advancing the shortfall subject to certain limitations.
We originate, purchase, sell and securitize conventional (conforming to the underwriting standards of Fannie Mae or Freddie Mac; collectively referred to as Agency loans) and government-insured (Federal Housing Authority (FHA) or Department of Veterans Affairs (VA)) forward and reverse mortgages. The GSEs or Ginnie Mae guarantee these securitizations.
Note 1A — Business Environment and Other Uncertainties
We are facing certain challenges and uncertainties that could have significant adverse effects on our business, liquidity and financing activities. We may be adversely impacted by the following, among other things:

•	Failure to maintain sufficient liquidity to operate our servicing and lending businesses;

•	Failure to comply with covenants;

•	Downgrades in our third-party servicer ratings;

•	Regulatory actions against us; or

•	Our relationship with Home Loan Servicing Solutions, Ltd. (HLSS).

Liquidity
Our ability to finance servicing advances is a significant factor that affects our liquidity. Our use of advance facilities is integral to our servicing advance financing strategy, as these advance facilities are necessary for us to meet our daily advance funding obligations under our servicing agreements. Our advance funding facilities have a 364-day term and the revolving periods for all of our advance funding facilities end in 2015. At December 31, 2014, we had $2.1 billion outstanding under these facilities. In the event we are unable to renew, replace or extend one or more of these advance funding facilities, repayment of the outstanding balance must begin at the end of the respective revolving period. In addition, we use mortgage loan warehouse facilities to fund newly originated loans on a short-term basis until they are sold to secondary market investors, including GSEs or other third-party investors. All of our master repurchase and participation agreements for financing new loan originations have 364-day terms and mature in 2015 under the same construct of 364-day facilities that are typically renewed annually. At December 31, 2014, we had $428.5 million outstanding under these financing arrangements.
We currently plan to renew, replace or extend all of these debt agreements consistent with our historical experience. We currently are in negotiations with our lenders for the renewal, replacement or extension of our debt arrangements that mature or begin amortization in 2015. We may also consider other capital markets transactions including, but not limited to, the sale and financing of advance receivables in the event we do not renew, replace or extend a portion or all of our existing advance financing facilities. We have entered into commitment letters to refinance certain of our debt agreements and extended certain facilities ahead of their scheduled maturity, as detailed below under “Recent Actions.” Our lenders’ obligations to fund under these commitment letters are subject to conditions precedent, some of which are outside our control. In the event we are unable to renew, replace or extend all of these debt agreements, we may not have adequate sources of funding for our business. Due to the significant level of cash requirements related to servicing advances, we may not have sufficient levels of liquidity to fund the operations without our advance facilities. We typically require significantly more liquidity to meet our advance funding obligations than our available cash on hand.
Covenants
Under the terms of our existing debt agreements, we are subject to various qualitative and quantitative covenants. These covenants include:

•	Financial covenants;

•	Covenants to operate in material compliance with applicable laws;

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Restrictions on our ability to engage in various activities, including but not limited to incurring additional debt, paying dividends, repurchasing or redeeming capital stock, transferring assets or making loans, investments or acquisitions;

•	Monitoring and reporting of various specified transactions or events, including specific reporting on defined events affecting collateral underlying certain debt agreements; and

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Requirements to provide audited financial statements within specified timeframes, including a requirement under our SSTL that Ocwen’s financial statements and the related audit report be unqualified as to going concern. As described in “Recent Actions” below, we amended our SSTL in April 2015 to remove the requirement that Ocwen’s 2014 financial statements and the related audit report be unqualified as to going concern.

Financial covenants in our debt agreements require that we maintain, among other things:

•	a specified interest coverage ratio, which is defined under our SSTL as the ratio of trailing four quarter adjusted EBITDA to trailing four quarter interest expense (each as defined therein);

•	a specified corporate leverage ratio, which is defined under our SSTL as consolidated debt to trailing four quarter adjusted EBITDA (each as defined therein);

•	a specified consolidated total debt to consolidated tangible net worth ratio;

•	a specified loan to value ratio, as defined under our SSTL; and

•	specified levels of consolidated tangible net worth, liquidity and, at the OLS level, net operating income.
As a result of the covenants to which we are subject, we may be limited in the manner in which we conduct our business and may be limited in our ability to engage in favorable business activities or raise additional capital to finance future operations or satisfy future liquidity needs. In addition, breaches or events that may result in a default under our debt agreements include, among other things, noncompliance with our covenants, nonpayment of principal or interest, material misrepresentations, the occurrence of material adverse change, insolvency, bankruptcy, certain material judgments and changes of control. Covenants and defaults of this type are commonly found in debt agreements such as ours. Certain of these covenants and defaults are open to subjective interpretation and, if our interpretation were contested by a lender, a court may ultimately be required to determine compliance or lack thereof. In addition, our debt agreements generally include cross default provisions such that a default under one agreement could trigger defaults under other agreements. If we fail to comply with our debt agreements and are unable to avoid, remedy or secure a waiver of any resulting default, we may be subject to adverse action by our lenders, including termination of further funding, acceleration of outstanding obligations, enforcement of liens against the assets securing or otherwise supporting our obligations, and other legal remedies. Our lenders can waive their contractual rights in the event of a default.
In connection with certain of our secured borrowings, failure to provide audited financial statements timely constitutes a default. We did not provide audited financial statements for Homeward as of and for the year ended September 30, 2014, or for OLS and Liberty as of and for the year ended December 31, 2014, within the original contractually required timeframes. We received waivers of the resulting defaults from all applicable lenders through at least May 29, 2015.
OLS, Homeward and Liberty are parties to seller/servicer agreements and/or subject to guidelines and regulations (collectively, seller/servicer obligations) with one or more of the GSEs, HUD, FHA, VA and Ginnie Mae. These seller/servicer obligations include financial covenants that include capital requirements related to tangible net worth, as defined by the applicable agency, an obligation to provide audited consolidated financial statements within 90 days of the applicable entity’s fiscal year end as well as extensive requirements regarding servicing, selling and other matters. To the extent that these requirements are not met or waived, the applicable agency may, at its option, utilize a variety of remedies including, requirements to deposit funds as security for our obligations, sanctions, suspension or even termination of approved seller/servicer status, which would prohibit future originations or securitizations of forward or reverse mortgage loans or servicing for the applicable agency. As noted previously, we were unable to provide audited financial statements for OLS, Homeward and Liberty within the required timeframes. To date, none of these agencies has communicated any material sanction, suspension or prohibition in connection with our seller/servicer obligations. We believe we were in compliance with the related net worth requirements at December 31, 2014. Our non-Agency servicing agreements also contain requirements regarding servicing practices and other matters, and a failure to comply with these requirements could have an adverse impact on our business.
Servicer Ratings
Standard & Poor’s (S&P), Moody’s Investors Service (Moody’s), Fitch Ratings Inc. (Fitch) and Morningstar, Inc. (Morningstar) rate us as a mortgage servicer. Each of these rating agencies has downgraded our servicer rating within the last nine months. Additionally, three of these rating agencies currently have our ratings outlook as ‘negative’ or ‘on review for downgrade.’ Maintaining minimum ratings from these agencies are important to the conduct of our loan servicing and lending businesses. Further downgrades in servicer ratings could adversely affect our ability to finance servicing advances and maintain our status as an approved servicer by Fannie Mae and Freddie Mac. The servicer rating requirements of Fannie Mae do not necessarily require or imply immediate action, as Fannie Mae has discretion with respect to whether we are in compliance with their requirements and what actions it deems appropriate under the circumstances in the event that we fall below their desired servicer ratings.
In addition, out of approximately 4,100 non-Agency servicing agreements, approximately 700 with approximately $45.0 billion of UPB as of December 31, 2014 have minimum servicer ratings criteria. As a result of downgrades in our servicer ratings, termination rights have been triggered in approximately 400 of these non-Agency servicing agreements. This represents approximately $26.0 billion in UPB as of December 31, 2014, or approximately 13% of our total non-Agency servicing portfolio. We recently received notices terminating us as the servicer under four of our non-Agency servicing agreements due to rating downgrades. Pursuant to our servicing agreements, generally we are entitled to payment of accrued and unpaid servicing fees through termination as well as all advances and certain other previously unreimbursed amounts, although we lose the future servicing fee revenue. While we believe the financial impact of the termination of servicing under these four servicing agreements, which represent 0.14% of our overall servicing portfolio as of December 31, 2014, will be immaterial to our overall financial condition, we could be subject to further terminations, either as a result of recent servicer ratings downgrades or future adverse actions by rating agencies, which could have an adverse effect on our business, financing activities, financial condition and results of operations.
Under one of its advance financing agreements, OLS must maintain certain minimum servicer ratings assigned by S&P, Moody’s and Fitch. If any of these rating agencies withdraws its rating or if the assigned ratings falls below the minimum ratings established in the lending agreement, an early amortization event occurs under the lending agreement if the lender’s agent notifies the indenture trustee that an early amortization event has occurred. As a result of downgrades in our servicer ratings, the lender has the right to deliver such notice at any time. The lender has agreed not to deliver such a notice to the indenture trustee subject to its ongoing monthly review. If an early amortization event occurs and is not waived by the lender, no new advances can be funded under the facility, all collections on advances funded through the facility must be used to pay interest and principal on currently outstanding borrowings under the facility, minimum facility balance repayments would be instituted, and the interest rate margin on 1-month LIBOR would increase. At December 31, 2014, we had $373.1 million of borrowings outstanding under this facility out of a maximum borrowing capacity of $450.0 million. The scheduled date to begin amortization of this facility is June 2015. As described below under “Recent Actions,” one of our commitment letters provides for replacement financing should the existing lender seek not to renew or extend the revolving period upon its completion in June 2015.
Downgrades in our servicer ratings could also affect the terms and availability of debt financing facilities that we may seek in the future.
Our failure to maintain minimum or specified ratings could adversely affect our dealings with contractual counterparties, including GSEs, and regulators, any of which could have a material adverse effect on our business, financing activities, financial condition and results of operations.
Regulatory Uncertainties
As a result of the current regulatory environment, we have faced, and expect to continue to face, increased regulatory and public scrutiny as well as stricter and more comprehensive regulation of our business. We have recently entered into a number of regulatory settlements which have significantly impacted our ability to grow our servicing portfolio and which subject us to ongoing monitoring or reporting. See Note 26 - Regulatory Requirements and Note 28 - Contingencies for further information regarding regulatory requirements, our recent regulatory settlements and regulatory-related contingencies.
To the extent that an examination or other regulatory engagement reveals a failure by us to comply with applicable law, regulation or licensing requirement, or if we fail to comply with the commitments we have made under our regulatory settlements or if other regulatory actions are taken in the future against us of a similar or different nature, this could lead to (i) loss of our licenses and approvals to engage in our servicing and lending businesses, (ii) governmental investigations and enforcement actions, (iii) administrative fines and penalties and litigation, (iv) civil and criminal liability, including class action lawsuits, (v) breaches of covenants and representations under our servicing, debt or other agreements, (vi) inability to raise capital and (vii) inability to execute on our business strategy. Any of these occurrences could increase our operating expenses and reduce our revenues, hamper our ability to grow or otherwise materially and adversely affect our business, reputation, financial condition and results of operations.
Our Relationship with HLSS
We have sold rights to receive servicing fees, excluding ancillary income, with respect to certain non-Agency MSRs (Rights to MSRs), together with the related servicing advances, to HLSS. As of December 31, 2014 and through the date of HLSS’ sale transaction with New Residential Investment Corp. (NRZ) on April 6, 2015, we were dependent upon HLSS for financing of servicing advance obligations for loans underlying Rights to MSRs where we are the servicer but HLSS assumed this obligation under the terms of our agreements with HLSS. HLSS, in turn, was dependent upon its advance financing facilities in order to fund a substantial portion of the servicing advances that it was contractually obligated to make pursuant to our agreements with HLSS. As of December 31, 2014, we were the servicer on Rights to MSRs pertaining to approximately $160.8 billion in UPB and the associated outstanding servicing advances as of such date were approximately $6.1 billion.
HLSS’ advance funding facilities had a 364-day term and the revolving periods for a significant portion of their advance funding facilities were scheduled to end in 2015. We are contractually required under our servicing agreements to make the relevant servicing advances even if HLSS did not, or was unable to, perform in accordance with its contractual obligations to fund those advances. If an event of default were to be determined, HLSS’ advance facilities revolving periods would terminate and the facilities would begin amortization. There were no provisions under which Ocwen would have been obligated to repay the HLSS advance facilities upon an event of default by HLSS. Instead, Ocwen, as servicer, would have been immediately responsible for all new advances. We do not have any committed or executed financial arrangements to provide for this need should it arise, and we cannot provide any assurances that such financing would be available, or if available, could be obtained at terms and conditions acceptable to us.
On April 6, 2015, HLSS closed on the sale of substantially all of its assets to NRZ. Following the sale, NRZ, is the owner of the Rights to MSRs and related advances and has assumed HLSS’ rights and obligations under the associated agreements. NRZ is a public company listed on the New York Stock Exchange, whose business is focused on investing in, and actively managing, investments related to residential real estate, including MSRs. NRZ is externally managed and advised by an affiliate of Fortress Investment Group LLC, a global investment management organization.
Recent Actions
To address the uncertainties set forth above, we have proactively engaged with our lenders to address our maturing debt agreements. Recent financing developments include the following:

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On February 27, 2015, we entered into an agreement with a global financial institution to provide, subject to definitive documentation, the maintenance of our current servicer ratings with Standard & Poor’s Ratings Services, and other funding conditions, a replacement financing for an existing $450.0 million servicing advance facility should the existing lender seek not to renew or extend the revolving period upon its completion in June 2015.

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On March 2, 2015, we entered into an amendment to our SSTL. Among other things, the amendment: (1) eliminates the dollar cap on the general asset sale basket and require us to use 75% of the net cash proceeds of permitted asset sales under such general asset basket to prepay the loans under the SSTL and, subject to certain conditions, permits us to use up to 25% of such net cash proceeds to reinvest in assets used in our business within 120 days of receipt thereof (subject to an extension of up to 90 days if a binding agreement is entered into within such 120 days); (2) increases the quarterly covenant levels of the corporate leverage ratio; and (3) makes certain modifications to the cross default and definition sections.

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On March 10, 2015, we entered into agreements with an existing lender to extend the maturity dates of our two loan origination participation agreements to April 30, 2016. The combined maximum borrowing capacity under these two agreements is $200.0 million.

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On March 19, 2015, we entered into an amendment to an existing servicing advance facility to clarify the treatment of certain costs incurred by us related to regulatory matters in connection with the agreement covenants.

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On April 17, 2015, we entered into an agreement with a lender to provide, subject to a definitive master repurchase agreement and other funding conditions, up to $125.0 million of backup financing for new loan originations should existing facilities not renew at their maturity date.

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On April 17, 2015, we entered into an amendment to the SSTL facility agreement. Effective as of April 20, 2015, the amendment, among other things (1) removed, with respect to the 2014 fiscal year, the requirement that our financial statements and the related audit report must be unqualified as to going concern; and (2) extended the required time period for delivery of the 2014 audited financial statements to May 29, 2015.

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On May 11, 2015, we entered into an agreement with a global financial institution to refinance, subject to definitive documentation, the maintenance of our current servicer ratings with Standard & Poor’s Ratings Services, and other funding conditions, $500.0 million of commitments under an existing $1.8 billion servicing advance facility and to extend the applicable revolving period to or beyond March 31, 2016.

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Prior to the issuance of these consolidated financial statements, we entered into amendments or obtained waivers from each lender, to the extent necessary, extending the contractually required time period for delivery of audited financial statements for fiscal year 2014 to May 29, 2015.

On April 6, 2015, we entered into an amendment to certain of the agreements governing our relationship with HLSS. In consideration of our consent to the assignment by HLSS to NRZ of all HLSS’ right, title and interest in, to and under our arrangements with HLSS (including the Rights to MSRs), the amendment, among other things:

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extended the term during which we are scheduled to be the servicer on loans underlying the Rights to MSRs (along with the associated economic benefits) for two additional years or until April 30, 2020, whichever is earlier, which would depend on the sale date for the applicable Rights to MSRs (existing terms ranged from February 2018 through October 2019 prior to the amendment);

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provided that such extension will not apply with respect to any servicing agreement that, as of the date that it was scheduled to terminate under our original agreements, is affected by an uncured termination event due to a downgrade of our servicer rating to “Below Average” or lower by S&P or to “SQ4” or lower by Moody’s;

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provided that the parties will commence negotiating in good faith for an extension of the contract term and the servicing fees payable to us no later than six months prior to the end of the applicable term as extended pursuant to the amendment; and

•	imposed a two year standstill (until April 6, 2017 and subject to certain conditions) on the rights of NRZ to replace us as servicer.
In the event there is a future downgrade of our S&P servicer rating below our current rating of “Average,” we have also agreed to compensate NRZ, as successor to HLSS, for certain increased costs associated with its servicing advance financing facilities, including increased costs of funding, to the extent such costs are the direct result of such downgrade. The amendment provided that any such compensation, if required, shall not exceed $3.0 million for any calendar month or $36.0 million in the aggregate. In such an event, NRZ has agreed to use commercially reasonable efforts to assist us in curing any potential cost increases by obtaining amendments to the relevant financing agreements.
Consistent with our strategic plan to sell a significant portion of our Agency MSRs, we have announced or completed a number of asset sales, including the following:

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On March 2, 2015, we signed a letter of intent with a buyer for the sale of MSRs on a portfolio consisting of approximately 277,000 performing Agency loans owned by Fannie Mae with a total UPB of approximately $45.0 billion. This transaction remains subject to approvals by FHFA and Fannie Mae and other customary closing conditions and is expected to close on June 1, 2015. In connection with this transaction, on April 17, 2015, we entered into a letter agreement with Fannie Mae pursuant to which we will designate a portion of the expected proceeds as prepayments to secure against certain future obligations. These future obligations include repurchases, indemnifications and various fees. The total cash pre-payments are $15.4 million, including $3.2 million paid on April 27, 2015 with the remainder to be paid on June 1, 2015. Another $37.5 million of escrowed collateral will be set aside on June 1, 2015 to secure potential future obligations not covered by the prepaid amount.

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On March 18, 2015, OLS and Green Tree Loan Servicing, a subsidiary of Walter Investment Management Corp. (collectively Walter), signed an agreement in principle for the sale of residential MSRs on a portfolio consisting of approximately 55,000 largely performing loans owned by Freddie Mac with a total UPB of approximately $9.6 billion. We executed a definitive agreement on April 29, 2015 and initial funding occurred on April 30, 2015. We expect that servicing will begin to transfer on or around June 16, 2015.

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On March 24, 2015, we announced that OLS and Nationstar Mortgage LLC, an indirectly held, wholly owned subsidiary of Nationstar Mortgage Holdings Inc. (collectively, “Nationstar”), have agreed in principle to the sale of residential MSRs on a portfolio consisting of approximately 142,000 loans owned by Freddie Mac and Fannie Mae with a total UPB of approximately $25.0 billion. We closed on the sale of a portion of these MSRs, with a total UPB of approximately $2.8 billion, on April 30, 2015. The sale of the remaining MSRs, subject to a definitive agreement, approvals by Freddie Mac, Fannie Mae and FHFA and other customary conditions, is expected to close in June 2015.

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On March 31, 2015, OLS closed on a sale agreement with Nationstar for the sale of residential MSRs on a portfolio consisting of 76,000 performing loans owned by Freddie Mac with a UPB of $9.1 billion. Servicing was successfully transferred on April 16, 2015.

We currently expect to receive approximately $852.0 million of proceeds from the above described transactions, subject in each case to necessary approvals and the satisfaction of closing conditions. We expect that the majority approximately $840.0 million of such proceeds will be used for prepayments under our SSTL. In addition, on April 30, 2015, we announced agreements with Fannie Mae and Freddie Mac to sell portfolios of non-performing loan servicing. We expect these transactions to close over the coming months, with the first transfer on May 1, 2015. These transactions will include payments to the GSEs to assume the delinquent servicing and may, in some cases, include settlements of certain indemnification obligations. We expect these transactions to be cash flow positive as we will be reimbursed for outstanding advances.
We have been, and continue to, engage in communications with the ratings agencies and key stakeholders, including the GSEs, in connection with recent and planned future actions and developments, including the uncertainties identified above.
We also continue to work with our regulators, including the CFPB and state regulators and attorneys general, on enhancing our risk and compliance management systems and remediating deficiencies. We are currently unaware of any significant unresolved issues with state agencies and not aware of, nor anticipating, any material regulatory fines, penalties or settlements. We are not aware of any pending or threatened actions to suspend or revoke any state licenses.
There can be no assurances that management’s recent and future actions will be successful in mitigating the above risks and uncertainties in our business.
Note 1B — Basis of Presentation and Significant Accounting Policies
Consolidation and Basis of Presentation
Principles of Consolidation
Our financial statements include the accounts of Ocwen, its majority-owned subsidiaries and any variable interest entity (VIE) for which we have determined that we are the primary beneficiary. We apply the equity method of accounting to investments when the entity is not a VIE, and we are able to exercise significant influence, but not control, over the policies and procedures of the entity but own 50% or less of the voting securities.
We have eliminated intercompany accounts and transactions in consolidation.
Foreign Currency Translation
Where the functional currency is not the U.S. dollar, we translate the assets and liabilities of foreign subsidiaries into U.S. dollars at the current rate of exchange existing at the balance sheet date, while revenues and expenses are translated at average exchange rates during the reported period. Non-current assets and equity are translated to U.S. dollars at historical exchange rates. We report the resulting translation adjustments as a component of Accumulated other comprehensive loss in Stockholders’ equity in our Consolidated Balance Sheets. Where the functional currency of a foreign subsidiary is the U.S. dollar, re-measurement adjustments of foreign-denominated amounts to U.S. dollars are included in Other, net in our Consolidated Statements of Operations.
Reclassifications
Within the Total assets section of the Consolidated Balance Sheet at December 31, 2013, we reclassified Debt service accounts (previously reported as a separate line item) of $129.9 million to Other assets. In addition, certain other insignificant amounts in the Consolidated Statements of Cash Flows for prior years have been reclassified to conform to the current year presentation. These reclassifications had no impact on our consolidated financial position, cash flows or results of operations.
Use of Estimates and Assumptions
The preparation of financial statements in conformity with generally accepted accounting principles (GAAP) requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, the reported amounts of revenues and expenses during the reporting period and the related disclosures in the accompanying notes. Such estimates and assumptions include, but are not limited to, those that relate to fair value measurements, the provision for potential losses that may arise from litigation proceedings, representation and warranty and other indemnification obligations and the valuation of goodwill. In developing estimates and assumptions, management uses all available information; however, actual results could materially differ because of uncertainties associated with estimating the amounts, timing and likelihood of possible outcomes.
Significant Accounting Policies
Cash
Cash includes both interest-bearing and non-interest-bearing demand deposits with financial institutions that have original maturities of 90 days or less.
Mortgage Servicing Rights
MSRs are assets representing our right to service portfolios of mortgage loans. We have primarily obtained MSRs through asset purchases or business combination transactions. We also retain MSRs on originated loans when they are sold in the secondary market. For servicing retained in connection with the securitization of reverse mortgage loans accounted for as secured financings, we do not recognize an MSR.
An agreement between the various parties to a mortgage securitization transaction typically specifies the rights and obligations of the holder of the MSRs which include guidelines and procedures for servicing the loans. Two examples of these guidelines and procedures include remittance and reporting requirements. The UPB of the loan portfolios that we service for others is not included on our balance sheet.
Custodial accounts, which hold funds representing collections of principal and interest that we receive from borrowers (float balances), are held in escrow by an unaffiliated bank and excluded from our balance sheet.
All newly acquired or retained MSRs are initially measured at fair value. We recognize a servicing liability for those portfolio contracts that are not expected to compensate us adequately for performing the servicing. For this purpose, we define contracts as conventional, government-insured or non-Agency (commonly referred to as non-prime, subprime or private-label loans) based on their general comparability with regard to servicing guidelines, underwriting standards and borrower risk characteristics. Servicing assets are not recognized for subservicing arrangements entered into with the entity that owns the MSRs. Subsequent to acquisition, we account for servicing assets and servicing liabilities using the amortization method or the fair value measurement method. The fair value election is irrevocable and can be made at the beginning of any fiscal year. Additionally, transferring servicing assets and servicing liabilities from a class subsequently measured using the amortization method to a class subsequently measured at fair value is permitted as of the start of any fiscal year. Once the fair value election is made for a particular class of MSRs, that election applies to all subsequently acquired or originated servicing assets and liabilities with characteristics consistent with the class. We defined our classes based on our strategy for managing the risks of the underlying portfolios. For certain of the servicing assets, we previously managed the effects of interest rate risk with derivative financial instruments. We elected to account for this class of servicing assets using the fair value measurement method.
For servicing assets or liabilities that we account for using the amortization method, we amortize the balances in proportion to, and over the period of, estimated net servicing income (if servicing revenues exceed servicing costs) or net servicing loss (if servicing costs exceed servicing revenues). We assess servicing assets or liabilities for impairment or increased obligation based on fair value at each reporting date. Estimated net servicing income is primarily driven by the estimated future cash flows of the underlying mortgage loan portfolio, which, absent new purchases, declines over time from prepayments and scheduled loan amortization. We adjust MSR amortization prospectively in response to changes in estimated projections of future cash flows. We perform an impairment analysis based on the difference between the carrying amount and estimated fair value after grouping the underlying portfolios into the applicable strata. We recognize any impairment through a valuation allowance. We adjust the valuation allowance to reflect subsequent changes in the measurement of impairment. However, we do not recognize fair value in excess of the carrying amount of servicing assets for that stratum.
For servicing assets or liabilities that we account for at fair value on a recurring basis, we measure the balances at fair value at each reporting date and report changes in fair value in earnings in the period in which the changes occur.
We earn fees for servicing mortgage loans. We collect servicing fees, generally expressed as a percent of UPB, from the borrowers’ payments. We also include late fees, prepayment penalties, float earnings and other ancillary fees in servicing revenue. We recognize servicing fees as revenue when the fees are earned which is generally when the borrowers’ payments are collected or when loans are modified or liquidated through the sale of the underlying real estate collateral or otherwise.
Advances and Match Funded Advances
During any period in which a borrower does not make payments, most of our servicing agreements require that we advance our own funds to meet contractual principal and interest remittance requirements for the investors, to pay property taxes and insurance premiums and to process foreclosures. We also advance funds to maintain, repair and market foreclosed real estate properties on behalf of investors. These advances are made pursuant to the terms of each servicing contract. Each servicing contract is associated with specific loans, identified as a pool.
When we make an advance on a loan under each servicing contract, we are entitled to recover that advance either from the borrower, for reinstated and performing loans, or from investors, for liquidated loans. Most of our servicing contracts provide that the advances made under the respective agreement have priority over all other cash payments from the proceeds of the loan, and in the majority of cases, the proceeds of the pool of loans that are the subject of that servicing contract. As a result, we are entitled to repayment from loan proceeds before any interest or principal is paid on the bonds, and in the majority of cases, advances in excess of loan proceeds may be recovered from pool level proceeds.
We establish an allowance for losses through a charge to earnings to the extent that we believe advances are uncollectible under the provisions of each servicing contract taking into consideration historical loss and delinquency experience, length of delinquency and the amount of the advance. However, we are generally only obligated to advance funds to the extent that we believe the advances are recoverable from expected proceeds from the loan. We assess collectibility using proprietary cash flow projection models that incorporate a number of different factors, depending on the characteristics of the mortgage loan or pool, including, for example, time to a foreclosure sale, estimated costs of foreclosure action, future property tax payments and the value of the underlying property net of carrying costs, commissions and closing costs.
Loans Held for Sale
Loans held for sale include residential mortgage loans that we originate or purchase and do not intend to hold until maturity. We report loans held for sale at either fair value or the lower of cost or fair value computed on an aggregate basis. For loans held for sale that are reported at the lower of cost or fair value, loan origination fees, as well as premium and discount, points and incremental direct origination costs, are initially recorded as an adjustment of the cost basis of the loan and are deferred until the loan is sold. For loans that we elected to measure at fair value on a recurring basis, we report changes in fair value in Gain on loans held for sale, net in the Consolidated Statements of Operations in the period in which the changes occur. These loans are expected to be sold into the secondary market to the GSEs or into Ginnie Mae guaranteed securitizations.
For all other loans held for sale which we report at the lower of cost or fair value, we account for the excess of cost over fair value as a valuation allowance and include changes in the valuation allowance in Other, net, in the Consolidated Statements of Operations in the period in which the change occurs.
We accrue interest income as earned. We place loans on non-accrual status after any portion of principal or interest has been delinquent for more than 89 days, or earlier if management determines the borrower is unable to continue performance. When we place a loan on non-accrual status, we reverse the interest that we have accrued but not yet received. We return loans to accrual status only when we reinstate the loan and there is no significant uncertainty as to collectability.
Loans Held for Investment
Loans held for investment include reverse residential mortgage loans that we originate and which we have elected to measure at fair value. These reverse mortgages are insured by the FHA and pooled into Ginnie Mae guaranteed securities that we sell into the secondary market with servicing rights retained. Loan transfers in these Ginnie Mae securitizations do not meet the definition of a participating interest and as a result, the transfers of the reverse mortgages do not qualify for sale accounting. Therefore, we account for these transfers as financings, with the reverse mortgages classified as Loans held for investment - reverse mortgages, at fair value, on our Consolidated Balance Sheets, with no gain or loss recognized on the transfer.
Unlike loans held for sale, upfront costs and fees related to loans held for investment, including broker fees, are recognized in earnings as incurred and are not capitalized. However, we capitalize premiums on loans purchased via the correspondent channel, because they represent part of the purchase price. Changes in the fair value of the reverse mortgages are included in Other revenues in our Consolidated Statements of Operations. Included in net fair value gains on reverse mortgages is interest income that we expect to collect on the reverse mortgages. We report originations and collections of reverse mortgages in investing activities in the Consolidated Statements of Cash Flows. We report net fair value gains on reverse mortgages as an adjustment to the net cash provided by or used in operating activities in the Consolidated Statements of Cash Flows. Proceeds from securitizations of reverse mortgages are included in financing activities in the Consolidated Statements of Cash Flows.
Transfers of Financial Assets
We securitize, sell and service forward and reverse residential mortgage loans. Securitization transactions typically involve the use of VIEs and are accounted for either as sales or as secured financings. We typically retain economic interests in the securitized assets in the form of servicing rights and obligations. In order to efficiently finance our assets and operations and create liquidity, we may sell servicing advances, MSRs or the right to receive servicing fees, excluding ancillary income, relating to certain of our MSRs (Rights to MSRs).
In order to determine whether or not a VIE is required to be consolidated, we consider our ongoing involvement with the VIE. In circumstances where we have both the power to direct the activities that most significantly impact the performance of the VIE and the obligation to absorb losses or the right to receive benefits that could be significant, we would conclude that we would consolidate the entity, which precludes us from recording an accounting sale in connection with the transfer of the financial assets. In the case of a consolidated VIE, we continue to report the underlying residential mortgage loans or servicing advances, and we record the securitized debt on our consolidated balance sheet.
In the case of transfers where either one or both of the power or economic criteria above are not met, we evaluate whether we achieve a sale for accounting purposes. In order to achieve a sale, the transferred assets must be legally isolated, not be constrained by restrictions from further transfer and be deemed to be beyond our control. If the transfer does not meet any of these three criteria, the accounting is consistent with a secured financing as described in the preceding paragraph. In certain situations, we may have continuing involvement in transferred loans through our retained servicing. Additionally, we may have the right, but not the obligation, to buy certain re-performing loans from the purchaser for which we have secured a commitment to re-pool those loans under a Ginnie Mae program. In both cases, transactions involving these situations typically would still be eligible for sale accounting, as we have ceded effective control of these loans to the purchaser. Subsequent to the determination that a transaction does not meet the accounting sale criteria, we may determine that we meet the criteria. In the event we subsequently meet the sale accounting criteria, we derecognize the transferred assets and related liabilities.
In the case of transfers of MSRs and Rights to MSRs where we retain the right to subservice, we defer the related gain or loss and amortize the balance over the life of the subservicing agreement.
Gains or losses on off-balance sheet securitizations take into consideration any retained interests, including servicing rights and representation and warranty obligations, both of which are initially recorded at fair value at the date of sale in Gain on loans held for sale, net, in our Consolidated Statements of Operations.
Goodwill
Goodwill represents the cost of acquired businesses in excess of the fair value of the net assets acquired, including any identifiable intangible assets.
For purposes of testing goodwill for impairment, we review our reportable segments periodically to determine if any reportable segment includes more than one operating segment, the performance of which is regularly reviewed by our chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance. To the extent that multiple operating segments are identified within one or more reportable segments, we review those operating segments to determine if any of its components represent reporting units - that is, a business for which discrete financial information is available and the operating results of which are regularly reviewed by operating segment management. We aggregate two or more components of an operating segment and deem them a single reporting unit if the components have similar economic characteristics. However, we deem an operating segment to be a reporting unit if all of its components are similar, if none of its components is a reporting unit or if it comprises only a single component.
We determine the amount of goodwill assigned to a reporting unit in a manner similar to how we determine the amount of goodwill to recognize in a business combination. That is, we determine the fair value of the acquired business (or portion thereof) to be included in a reporting unit - the fair value of the individual assets acquired and liabilities assumed that are assigned to the reporting unit. Any excess of the fair value of the acquired business (or portion thereof) over the fair value of the individual assets acquired and liabilities assumed that are assigned to the reporting unit is the amount of goodwill assigned to that reporting unit. We assign any goodwill acquired in a business combination to one or more reporting units as of the acquisition date using a reasonable, supportable and consistent methodology and based upon a determination of which reporting units are expected to benefit from the synergies of the business combination, regardless of whether any other assets or liabilities of the acquired business are also assigned to those reporting units. The total amount of acquired goodwill may be divided among a number of reporting units.
We test goodwill for impairment annually or sooner if an event occurs or circumstances change that would more likely than not (defined as having a likelihood of more than 50 percent) reduce the fair value of a reporting unit below its net carrying value. We perform our annual impairment test of goodwill as of August 31st of each year. Goodwill is reviewed for impairment utilizing a two-step process. We have the option of performing a qualitative assessment of impairment to determine whether any further quantitative testing for impairment is necessary. If no impairment is implied based upon the qualitative assessment, no further testing is required. Factors that we consider in the qualitative assessment include general economic conditions, conditions of the industry and market in which we operate, regulatory developments, cost factors and our overall financial performance.
If we perform the two-step quantitative assessment, we first compare the fair value of the reporting unit with its net carrying value, including goodwill. If the net carrying value of the reporting unit exceeds its fair value, we then perform the second step of the impairment test to measure the amount of impairment loss, if any. In the second step, we allocate the reporting unit’s fair value to all of its assets and liabilities in a manner similar to a purchase price allocation, with any residual fair value being allocated to goodwill (implied fair value of goodwill). If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, we recognize an impairment loss in an amount equal to that excess up to the carrying value of goodwill.
In performing the quantitative two-step impairment analysis for goodwill, we use a combination of generally accepted valuation approaches to determine the fair value of the reporting unit. Under the income approach, we use projections of future cash flows discounted at a risk-adjusted market rate. The determination of risk-adjusted market discount rates is subjective and could vary based on the nature of the underlying business, stage of development and revenue to date. The projections of future cash flows and assumptions concerning future operating performance and economic conditions may differ from actual results. Under the market approach, we utilize revenue and earnings multiples based on the market value of guideline publicly-traded companies in developing estimates of the fair value of the reporting unit.
Premises and Equipment
We report premises and equipment at cost and, except for land, depreciate them over their estimated useful lives on a straight-line basis as follows:

Computer hardware and software	2 – 3 years
Buildings	40 years
Leasehold improvements	Term of the lease not to exceed useful life
Furniture and fixtures	5 years
Office equipment	5 years

Representation, Warranty and Indemnification Obligations
We recognize the fair value of representation and warranty obligations in connection with originations upon the sale or securitization of the loan or upon the completion of an acquisition to the extent that we assume these obligations. Obligations recognized in connection with our loan sales and securitization activities are classified in Other liabilities on our Consolidated Balance Sheet and recognized in Gain on loans held for sale, net on our Consolidated Statements of Operations. The fair value of liabilities assumed as part of an MSR or servicing business acquisition are recognized on the closing date and are classified in Other liabilities on our Consolidated Balance Sheet. Thereafter, the estimation of the liability considers probable future obligations based primarily on actual historical activity for loans of similar type segregated by year of origination and estimated loss severity based on actual loss rates for similar loans, our historical rescission rates and the current pipeline of unresolved demands. Loss severity considers historical repurchase asset impairment levels and non-repurchase settlement amounts as well as current market conditions. We review each demand and monitor through resolution, primarily through rescission, loan repurchase or make-whole payment. We recognize subsequent changes in the liability when additional relevant information becomes available.
In addition to our representation and warranty obligations, we also recognize our obligation to pay compensatory fees, which represent servicer expenses assessed by Fannie Mae and Freddie Mac when foreclosure actions exceed designated contractual timelines. We use a model to estimate a range of compensatory fee losses when we determine those losses are probable. The model uses a compensatory fee database that includes demand and rebuttal history by GSE and portfolio for all foreclosed loans serviced and incorporates the following key assumptions: the contractual timelines by state; the population of loans that have surpassed the contractual timelines; the expected foreclosure timeline by loan; the GSE per diem charge; the expected indemnification from prior servicers for acquired portfolios; the ratio of claims that have been successfully rebutted because delays were outside our control; and the probability that loans will go to foreclosure.
Litigation
We monitor our legal matters, including advice from external legal counsel, and periodically perform assessments of these matters for potential loss accrual and disclosure. We establish a liability for settlements, judgments on appeal and filed and/or threatened claims for which we believe that it is probable that a loss has been or will be incurred and the amount can be reasonably estimated. We recognize legal costs associated with loss contingencies as they are incurred.
Derivative Financial Instruments
We recognize all derivatives on our consolidated balance sheet at fair value. On the date that we enter into a derivative contract, we designate and document each derivative contract as one of the following at the time the contract is executed: (a) a hedge of a recognized asset or liability (fair value hedge); (b) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); (c) a hedge of a net investment in a foreign operation; or (d) a derivative instrument not designated as a hedging instrument. To qualify for hedge accounting, a derivative must be highly effective at reducing the risk associated with the exposure being hedged. In addition, the documentation must include the risk management objective and strategy. We assess and document quarterly the extent to which a derivative has been and is expected to continue to be effective in offsetting the changes in the fair value or the cash flows of the hedged item. To assess effectiveness, we use statistical methods, such as regression analysis, as well as non-statistical methods including dollar-offset analysis. For a fair value hedge, we record changes in the fair value of the derivative, to the extent that it is effective, and changes in the fair value of the hedged asset or liability attributable to the hedged risk in the same financial statement category as the hedged item on the face of the statement of operations. For a cash flow hedge, to the extent that it is effective, we record changes in the estimated fair value of the derivative in other comprehensive income. We subsequently reclassify these changes in estimated fair value to net income in the same period, or periods, that the hedged transaction affects earnings and in the same financial statement category as the hedged item. For derivative instruments not designated as a hedge for accounting purposes that were entered into as an economic hedge against changes in fair value of a recognized asset, we report changes in the fair value in the same financial statement category of the statement of operations as the changes in fair value of the related asset. For all other derivative instruments not designated as a hedging instrument, we report changes in their fair values in Other income (expense), net.
If a derivative instrument in a cash flow hedge is terminated or the hedge designation is removed, we reclassify related amounts in accumulated other comprehensive income into earnings in the same period or periods during which the cash flows that were hedged affect earnings. In a period where we determine that it is probable that a hedged forecasted transaction will not occur, such as variable-rate interest payments on debt that has been repaid in advance, any related amounts in accumulated other comprehensive income are reclassified into earnings in that period.
The cash collateral held by counterparties to our derivative agreements is included in Other assets.
Convertible Preferred Stock
We evaluate convertible preferred stock that we issue and determine if the preferred stock should be accounted for as equity or as debt. We also determine if the conversion feature of the preferred stock must be separated from the host contract. We evaluate the change of control provisions to determine if they could result in a redemption not solely under Ocwen’s control, in which case the preferred stock would be classified as “mezzanine” equity rather than permanent equity as part of Stockholders’ equity.
We also evaluate the conversion option of the preferred stock to determine if it represents a Beneficial Conversion Feature (BCF). If we determine that the conversion option is a BCF, we determine the intrinsic value of the BCF — the difference between the price of common stock on the issue date and the conversion price multiplied by the number of shares of common stock into which the Preferred Shares can be converted — and account for it as a discount on the preferred stock with an offsetting increase in additional paid in capital and we determine the period over which the discount is to be amortized.
Stock-Based Compensation
We measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. For equity awards with a service condition, we recognize the cost as compensation expense ratably over the vesting period. For equity awards with a market condition, we recognize the cost as compensation expense ratably over the expected life of the option that is derived from a lattice (binomial) options pricing model. When equity awards with a market condition meet their vesting requirements, any unrecognized compensation at the vesting date is recognized ratably over the vesting period.
Income Taxes
We file consolidated federal income tax returns. We allocate consolidated income tax among all subsidiaries included in the consolidated return as if each subsidiary filed a separate return or, in certain cases, a consolidated return.
We account for income taxes using the asset and liability method which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Additionally, we adjust deferred taxes to reflect estimated tax rate changes. We conduct periodic evaluations to determine whether it is more likely than not that some or all of our deferred tax assets will not be realized. Among the factors considered in this evaluation are estimates of future earnings, the future reversal of temporary differences and the impact of tax planning strategies that we can implement if warranted. We provide a valuation allowance for any portion of our deferred tax assets that, more likely than not, will not be realized. We recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. We recognize interest and penalties related to income tax matters in income tax expense.
Basic and Diluted Earnings per Share
We calculate basic earnings per share based upon the weighted average number of shares of common stock outstanding during the year. We calculate diluted earnings per share based upon the weighted average number of shares of common stock outstanding and all dilutive potential common shares outstanding during the year. The computation of diluted earnings per share includes the estimated impact of the exercise of the outstanding options to purchase common stock using the treasury stock method. The computation of diluted earnings per share also includes the potential shares of converted common stock associated with our previously outstanding Series A Perpetual Convertible Preferred Stock (the Preferred Shares) and 3.25% Contingent Convertible Senior Unsecured Notes (the 3.25% Convertible Notes) using the if-converted method.
Change in Accounting Estimate
For servicing assets or liabilities that we account for using the amortization method, we amortize the balances in proportion to, and over the period of, estimated net servicing income (if servicing revenues exceed servicing costs) or net servicing loss (if servicing costs exceed servicing revenues). We determine estimated net servicing income using the estimated future balance of the underlying mortgage loan portfolio, which, absent new purchases, declines over time from prepayments and scheduled loan amortization. We adjust MSR amortization prospectively in response to changes in estimated projections of future cash flows. As a result of the significant growth and change in composition of our servicing portfolio, we determined that the estimated net servicing income has increased, primarily as a result of lower actual prepayment speeds. We accounted for this change in MSR amortization as a change in an accounting estimate beginning January 1, 2014. This change had the effect of reducing amortization expense and increasing both net income and earnings per share in our Consolidated Statements of Operations for the year ended December 31, 2014 as follows:

Reduction in Amortization of mortgage servicing rights	$(89,885)

Increase in Net income attributable to Ocwen common stockholders	$80,285

Increase in Earnings per share attributable to Ocwen common stockholders:
Basic	$0.61
Diluted	$0.61

Recently Adopted Accounting Standards
Liabilities – Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date (ASU 2013-04)
This ASU requires an entity to measure obligations resulting from joint and several liability arrangements, for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of the following: (a) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors, and (b) any additional amount the reporting entity expects to pay on behalf of its co-obligors. Our adoption of ASU 2013-04 on January 1, 2014 did not have a material impact on our consolidated financial condition or results of operations.
Foreign Currency Matters – Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity (ASU 2013-05)
This ASU requires that a reporting entity that ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity release any related cumulative translation adjustment (CTA) into net income. The CTA should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity. For an equity method investment that is a foreign entity, a pro rata portion of the CTA should be released into net income upon a partial sale of such an investment. This ASU clarifies that the sale of an investment in a foreign entity includes both (1) events that result in the loss of a controlling financial interest in a foreign entity, irrespective of any retained investment, and (2) events that result in step acquisition under which an acquirer obtains control of an acquiree in which it held an equity interest immediately before the acquisition date. Under these circumstances, the CTA should be released into net income upon their occurrence. Our adoption of ASU 2013-05 on January 1, 2014 did not have a material impact on our consolidated financial condition or results of operations.
Income Taxes - Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss or a Tax Credit Carryforward Exists (ASU 2013-11)
This ASU generally requires that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss (NOL) carryforward, a similar tax loss or a tax credit carryforward. The guidance further includes an exception that if a NOL carryforward, a similar tax loss, or a tax credit carryforward is not available to settle any additional income taxes that would result from the disallowance of a tax position at the reporting date, or the tax law of the applicable jurisdiction does not require the entity to use them and the entity does not intend to use the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date. The amendment should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Our adoption of ASU 2013-11 on January 1, 2014 did not have a material impact on our consolidated financial condition or results of operations.
Business Combinations - Pushdown Accounting (ASU 2014-17)
This ASU provides guidance on whether and at what threshold an acquired entity can apply pushdown accounting in its separate financial statements by providing it with an option to do so upon occurrence of an event in which an acquirer obtains control of the acquired entity. If pushdown accounting is not applied in the reporting period in which the change-in-control event occurs, an acquired entity will have the option to elect to apply pushdown accounting in a subsequent reporting period to the acquired entity’s most recent change-in-control event. An election to do so would be considered a change in accounting principle. If pushdown accounting is applied to an individual change-in-control event, that election is irrevocable. Our adoption of ASU 2014-17 on November 18, 2014 did not have a material impact on our consolidated financial condition or results of operations.
Recently Issued Accounting Standards
Investments—Equity Method and Joint Ventures: Accounting for Investments in Qualified Affordable Housing Projects (ASU 2014-01)
In January 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-01. The amendments in this ASU permit an entity to make an accounting policy election to account for investments in qualified affordable housing projects using the proportional amortization method, if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and while recognizing the net investment performance in the statement of operations as a component of income tax expense (benefit). Our adoption of ASU 2014-01 on January 1, 2015 did not have a material impact on our consolidated financial condition or results of operations.
Receivables—Troubled Debt Restructurings by Creditors: Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure (ASU 2014-04)
In January 2014, the FASB issued ASU 2014-04. This ASU clarifies when an in substance repossession or foreclosure occurs such that the loan receivable should be derecognized and the real estate property recognized. An in substance repossession or foreclosure occurs upon either (1) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement.
An entity can elect to adopt the amendments using either a modified retrospective transition method or a prospective transition method. Our adoption of ASU 2014-04 prospectively on January 1, 2015 did not have a material impact on our consolidated financial condition or results of operations.
Presentation of Financial Statements and Property, Plant, and Equipment: Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity (ASU 2014-08)
In April 2014, the FASB issued ASU 2014-08. ASU 2014-08 changes the criteria for reporting discontinued operations. Under this ASU, a discontinued operation is defined as a disposal of a component or group of components that is disposed of or is classified as held for sale and represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. The new standard no longer precludes presentation as a discontinued operation if (i) there are operations and cash flows of the component that have not been eliminated from the reporting entity’s ongoing operations, or (ii) there is significant continuing involvement with a component after its disposal.
The guidance applies prospectively to new disposals and new classifications of disposal groups as held for sale after the effective date. Our adoption of ASU 2014-08 on January 1, 2015 did not have a material impact on our consolidated financial condition or results of operations.
Revenue from Contracts with Customers (ASU 2014-09)
In May 2014, the FASB issued ASU 2014-09 to clarify the principles for recognizing revenue and to develop a common revenue standard. Under this new standard, an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. An entity should recognize revenue through the following five-step process:
Step 1: Identify the contract(s) with a customer.
Step 2: Identify the performance obligations in the contract.
Step 3: Determine the transaction price.
Step 4: Allocate the transaction price to the performance obligations in the contract.
Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.
ASU 2014-09 will be effective for us on January 1, 2017. Early adoption is not permitted. An entity should apply the amendments in this ASU either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect recognized at the date of initial application.
The guidance in this standard does not apply to financial instruments and other contractual rights or obligations within the scope of ASC 860, Transfers and Servicing. We are currently evaluating the effect of adopting this standard.
Transfers and Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures (ASU 2014-11)
In June 2014, the FASB issued ASU 2014-11. The amendments in this ASU require changes in the accounting for repurchase-to-maturity transactions and repurchase to financing arrangements. A repurchase-to-maturity transaction (repurchase agreement that matures at the same time as the transferred financial asset) will now be accounted for as a secured borrowing. For a repurchase financing arrangement (a type of repurchase agreement), a transfer of a financial asset executed contemporaneously with a repurchase agreement with the same counterparty will be accounted for separately, which will result in secured borrowing accounting for the repurchase agreement. Transferors will no longer apply the “linked” accounting model.
Our adoption of ASU 2014-11 on January 1, 2015 did not have a material impact on our consolidated financial condition or results of operations. The disclosure requirements for certain transactions accounted for as a sale is required to be presented for interim and annual periods beginning January 1, 2015, and the disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning January 1, 2015, and for interim periods beginning after April 1, 2015.
Compensation—Stock Compensation: Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period (ASU 2014-12)
In June 2014, the FASB issued ASU 2014-12 to codify a final consensus reached by the EITF at its March 2014 meeting that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition rather than a condition that affects the grant-date fair value.
We currently do not have any share-based payment awards outstanding that contain performance targets, and therefore, our adoption of ASU 2014-12 on January 1, 2015 did not have an impact on our consolidated financial condition or results of operations.
Consolidation: Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity (ASU 2014-13)
In August 2014, the FASB issued ASU 2014-13. When a reporting entity elects the measurement alternative included in this ASU for a consolidated collateralized financing entity, the reporting entity should measure both the financial assets and the financial liabilities of that collateralized financing entity in its consolidated financial statements using the more observable of the fair value of the financial assets and the fair value of the financial liabilities. A collateralized financing entity is a variable interest entity with no more than nominal equity that holds financial assets and issues beneficial interests in those financial assets; the beneficial interests have contractual recourse only to the related assets of the collateralized financing entity and are classified as financial liabilities.
ASU 2014-13 will be effective for us on January 1, 2016, with early adoption permitted at the beginning of an annual period. An entity can elect to adopt the amendments using either a modified retrospective approach or retrospectively to all relevant prior periods. We are currently evaluating the effect of adopting this standard.
Receivables—Troubled Debt Restructurings by Creditors: Classification of Certain Government-Guaranteed Mortgage Loans upon Foreclosure (ASU 2014-14)
In August 2014, the FASB issued ASU 2014-14. The amendments in this ASU require that a mortgage loan be derecognized and that a separate other receivable be recognized upon foreclosure if the following conditions are met:

1.	The loan has a government guarantee that is not separable from the loan before foreclosure.

2.
At the time of foreclosure, the creditor has the intent to convey the real estate property to the guarantor and make a claim on the guarantee, and the creditor has the ability to recover under that claim.

3.	At the time of foreclosure, any amount of the claim that is determined on the basis of the fair value of the real estate is fixed.
Upon foreclosure, the separate other receivable should be measured based on the amount of the loan balance (principal and interest) expected to be recovered from the guarantor.
An entity can elect to adopt the amendments using either a prospective transition method or a modified retrospective transition method. Our adoption of ASU 2014-14 prospectively on January 1, 2015 did not have a material impact on our consolidated financial condition or results of operations.
Presentation of Financial Statements—Going Concern: Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (ASU 2014-15)
In August 2014, the FASB issued ASU 2014-15 to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures. This ASU provides guidance to an organization’s management, with principles and definitions that are intended to reduce diversity in the timing and content of disclosures that are commonly provided by organizations today in the financial statement footnotes.
In connection with preparing financial statements for each reporting period, an organization’s management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the organization’s ability to continue as a going concern within one year after the date that the financial statements are issued (or are available to be issued, when applicable), based on relevant conditions and events that are known and reasonably knowable at the date that the financial statements are issued (or are available to be issued, when applicable).
ASU 2014-15 will be effective for the annual period ending on December 31, 2016 and for interim periods beginning in 2017. Early adoption is permitted for reporting periods for which the financial statements have not previously been issued. We are currently evaluating the effect of adopting this standard.
Derivatives and Hedging: Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity (ASU 2014-16)
In November 2014, the FASB issued ASU 2014-16 to clarify how current GAAP should be interpreted in evaluating the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share. This ASU is intended to reduce existing diversity under GAAP which may result in different accounting outcomes for economically similar hybrid financial instruments.
For hybrid financial instruments issued in the form of a share, an entity will be required to determine the nature of the host contract by considering all stated and implied substantive terms and features of the hybrid financial instrument, weighing each term and feature on the basis of all relevant facts and circumstances. An entity should determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including the embedded derivative feature that is being evaluated for separate accounting from the host contract. No single term or feature would necessarily determine the economic characteristics and risks of the host contract.
ASU 2014-16 will be effective for us on January 1, 2016, with early adoption permitted. An entity should adopt the amendments using a modified retrospective basis to existing hybrid financial instruments issued in the form of a share as of the beginning of the fiscal year for which the amendments are effective. Retrospective application is permitted for all relevant prior periods. We are currently evaluating the effect of adopting this standard.
Income Statement—Extraordinary and Unusual Items: Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items (ASU 2015-01)
In January 2015, the FASB issued ASU 2015-01 to eliminate the concept of extraordinary items from GAAP, as part of its simplification initiative to reduce complexity in accounting standards while maintaining or improving the usefulness of the information provided to the users of financial statements. Under ASU 2015-01, the presentation and disclosure guidance for items that are unusual in nature or occur infrequently will be retained and will be expanded to include items that are both unusual in nature and infrequently occurring.
ASU 2015-01 will be effective for us on January 1, 2016, with early adoption permitted, provided that the guidance is applied from the beginning of the fiscal year of adoption. An entity may adopt the amendments either prospectively or retrospectively to all prior periods presented in the financial statements. We are currently evaluating the effect of adopting this standard.
Consolidation—Amendments to the Consolidation Analysis (ASU 2015-02)
In February 2015, the FASB issued ASU 2015-02 to improve targeted areas of consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures (collateralized debt obligations, collateralized loan obligations, and mortgage-backed security transactions).
ASU 2015-02 reduces the number of consolidation models from four to two by eliminating specialized guidance for limited partnerships and similar legal entities. It also places more emphasis on risk of loss when determining a controlling financial interest. A reporting organization may no longer have to consolidate a legal entity in certain circumstances based solely on its fee arrangement when certain criteria are met. Additionally, ASU 2015-02 reduces the frequency of the application of related-party guidance when determining a controlling financial interest in a VIE and changes consolidation conclusions for public and private companies that typically make use of limited partnerships or VIEs.
ASU 2015-02 will be effective for us on January 1, 2016, with early adoption permitted, including adoption in an interim period. We are currently evaluating the effect of adopting this standard.
Interest—Imputation of Interest: Simplifying the Presentation of Debt Issuance Costs (ASU 2015-03)
In April 2015, the FASB issued ASU 2015-03 to simplify presentation of debt issuance costs as part of its simplification initiative to reduce complexity in accounting standards while maintaining or improving the usefulness of the information provided to the users of financial statements. Under ASU 2015-03, debt issuance costs related to a recognized debt liability will be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability and amortization of debt issuance costs will be reported as interest expense, consistent with the accounting for debt discounts. Recognition and measurement guidance for debt issuance costs will not be affected.
ASU 2015-03 will be effective for us on January 1, 2016, with early adoption permitted for financial statements which have not been previously issued. An entity should adopt the amendments on a retrospective basis and will be required to comply with the applicable disclosures for a change in an accounting principle. We are currently evaluating the effect of adopting this standard.
Intangibles—Goodwill and Other—Internal-Use Software: Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement (ASU 2015-05)
In April 2015, the FASB issued ASU 2015-05 to help entities evaluate the accounting for fees paid by a customer in a cloud computing arrangement as part of its simplification initiative to reduce complexity in accounting standards while maintaining or improving the usefulness of the information provided to the users of financial statements. ASU 2015-05 provides guidance to customers about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract.
ASU 2015-05 will be effective for us on January 1, 2016, with early adoption permitted. An entity may adopt the amendments either prospectively to all arrangements entered into or materially modified after the effective date or on a retrospective basis. We are currently evaluating the effect of adopting this standard.